PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROJECT ASSETS
Project assets - Acquisition cost	$ 70,651	$ 44,549
Project assets - EPC and other cost	956,710	1,092,917
Total project assets	1,027,361	1,137,466
Current portion	594,107	747,764
Non-current portion	433,254	389,702
Impairment loss of project assets	$ 17,152	$ 369	$ 20,194